Income and Expenses - Summary of Compensation and Employee Benefits (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Salaries and other employee benefits	₱ 19,945	₱ 20,214	₱ 20,358
Pension benefit costs (Note 25)	1,434	1,441	1,426
Manpower Rightsizing Program (MRP)	1,388	1,688	2,021
Incentive plan (Note 25)		1,136	839
Total compensation and employee benefits	₱ 22,767	₱ 24,479	₱ 24,644